Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2024